NON-CONTROLLING INTEREST (Details Narrative)	Jun. 24, 2021
CETY Capital LLC [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Interest ownership percentage	75.00%
AG [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Interest ownership percentage	25.00%
Vermont Renewable Gas L L C [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Interest ownership percentage	49.00%